Taxation (Tables)	12 Months Ended
Jun. 30, 2023
Taxation [Abstract]
Schedule of the Component of Income Tax Expenses	The following table sets forth the component of income tax expenses of the Group for the years ended June 30, 2021, 2022 and 2023
	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

Current tax expense	(2,303)	(19,796)	(23,769)
Deferred tax benefit	1,266	1,446	2,084
Income tax expense	(1,037)	(18,350)	(21,685)

Schedule of the Statutory EIT Rate and the Effective Tax Rates	The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:
	For the years ended June 30,
	2021	2022	2023

Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Effect due to different tax rates applicable to HNTE entities	1.6%	0.0%	11.8%
Permanent differences	(8.0)%	(24.6)%	(35.5)%
Changes in valuation allowance	(18.9)%	(8.8)%	(26.2)%
Effective tax rate	(0.3)%	(8.4)%	(24.9)%

Schedule of Income Tax Expenses and the Net Loss Per Share	If Beijing Feierlai did not enjoy preferential tax rate for the year ended June 30, 2021 and if the WFOE did not enjoy preferential tax rate for the years ended June 30, 2022 and 2023, the increase in income tax expenses and the net loss per share amounts would be as follows:
	For the years ended June 30,
	2021	2022	2023

Increase in income tax expenses	4,952	-	-
Basic net loss per share effect	0.12	-	-
Diluted net loss per share effect	0.12	-	-

Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities
	As of June 30,
	2022	2023
	RMB	RMB

Deferred tax assets:
Allowances of credit losses	380	790
Operating lease liabilities	-	18,611
Deductible temporary difference related to advertising expenses	35,384	44,843
Net operating tax losses carried forward	48,642	49,581
Subtotal	84,406	113,825
Less: valuation allowance	(84,406)	(94,975)
Total deferred tax assets, net	-	18,850

	As of June 30,
	2022	2023
	RMB	RMB

Deferred tax liabilities:
Operating lease right-of-use assets	-	16,766
Total deferred tax liabilities	-	16,766

Schedule of Tax Losses of the Group Expire	All the entity’s expiration periods for tax losses were five years, except for WFOE, of which expiration periods for tax losses were ten years. As of June 30, 2023, certain entities of the Group had net operating tax losses carried forward, which if not utilized, will expire as follows:
2023
RMB

Loss expiring for the year ended December 31, 2023	-
Loss expiring for the year ended December 31, 2024	-
Loss expiring for the year ended December 31, 2025	-
Loss expiring for the year ended December 31, 2026	37,143
Loss expiring for the year ended December 31, 2027	68,855
Loss expiring for the year ended December 31, 2028	-
Loss expiring for the year ended December 31, 2029	-
Loss expiring for the year ended December 31, 2030	-
Loss expiring for the year ended December 31, 2031	68,795
Loss expiring for the year ended December 31, 2032 and thereafter	85,083
Subtotal	259,876

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of the year	(5,693)	(65,235)	(84,406)
(Additions)/Reversal	(59,542)	(19,171)	(10,569)
Balance at end of the year	(65,235)	(84,406)	(94,975)